Trade and Accounts Payables	12 Months Ended
Dec. 31, 2024
Trade and Accounts Payables [Abstract]
Trade and Accounts Payables
16	Trade and Accounts Payables

	2024	2023

Trade accounts payable	23,470,268	24,266,237
Capital accruals	5,615,601	5,615,601
Accrued interest on borrowings	3,469,162	3,519,648
Accrued expenses	5,239,291	1,512,726
VAT payable	721,564	339,397
SEC settlement obligation (Note 18)	Nil	5,000,000
	38,515,886	40,253,609

Trade and accounts payables (excluding accrued interest on borrowings) are non-interest bearing and are normally settled on 60-day terms.

On January 3, 2024, the Group paid a penalty liability of USD 5,000,000 related to SEC settlement obligation (Note 18).